Impairment of Intangible Assets and Property, Plant and Equipment - Schedule of Allocation of Goodwill (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 44,235	€ 40,264		€ 40,287
Pharmaceuticals [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	36,352
Consumer Healthcare [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	6,545
Vaccines [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	€ 1,338

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).